Goodwill and intangibles assets Goodwill and intangibles (Tables)	6 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
Disclosure of components of intangible assets and goodwill

		30 Jun	31 Dec
		2020	2019
	Footnotes	$m	$m
Goodwill		5,482	5,590
Present value of in-force long-term insurance business		9,379	8,945
Other intangible assets	1	4,577	5,628
At the end of the period		19,438	20,163

1	Included within other intangible assets is capitalised software with a net carrying amount of $3,861m (31 December 2019: $4,829m).